Software Development Costs (Details) - Software Development Costs [Member] - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Capitalized software in-process	$ 825,000	$ 581,000
Website development	607,000	607,000
Less: accumulated amortization	(587,000)	(550,000)
Software development costs, net	$ 845,000	$ 638,000